COMMITMENTS AND CONTINGENCIES - Contractual Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($) MW MBbls
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 1,400
Transportation expense	22
Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	710
Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	496
Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	129
Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	26
Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	39
Less than 1 Year
Disclosure of contingent liabilities [line items]
Total contractual obligations	567
Less than 1 Year | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	423
Less than 1 Year | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	45
Less than 1 Year | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	59
Less than 1 Year | Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	26
Less than 1 Year | Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	14
1 - 3 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	195
1 - 3 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	53
1 - 3 Years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	83
1 - 3 Years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	42
1 - 3 Years | Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
1 - 3 Years | Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	17
3 – 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	121
3 – 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	28
3 – 5 Years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	78
3 – 5 Years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	9
3 – 5 Years | Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
3 – 5 Years | Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	6
After 5 Years
Disclosure of contingent liabilities [line items]
Total contractual obligations	517
After 5 Years | Construction commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	206
After 5 Years | Other commitments related to lease contracts
Disclosure of contingent liabilities [line items]
Total contractual obligations	290
After 5 Years | Transportation and processing
Disclosure of contingent liabilities [line items]
Total contractual obligations	19
After 5 Years | Funding commitments
Disclosure of contingent liabilities [line items]
Total contractual obligations	0
After 5 Years | Software, cloud computing and other
Disclosure of contingent liabilities [line items]
Total contractual obligations	$ 2
Minimum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Minimum | Natural Gas | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	45
Minimum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	1 year
Maximum | Liquids (bpd)
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	9 years
Maximum | Natural Gas | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Commitments, quantity secured (mbpd) | MBbls	194
Maximum | Electrical Power
Disclosure of contingent liabilities [line items]
Commitments maturity, term (years)	24 years
Maximum | Electrical Power | Not More than Nine Years
Disclosure of contingent liabilities [line items]
Daily power required (mw) | MW	76